Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Royalties - IIA payable	$ 761	$ 1,096
Commissions to distributors	430	429
Accrued expenses	1,090	1,903
Total	$ 2,281	$ 3,428